Compensation Plans - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 28, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Weighted-average grant-date fair value of awards granted					$ 0.66
Total unrecognized compensation cost related to unvested stock options					$ 1,219
Unrecognized compensation remaining weighted average period					2 years 7 months 20 days
Stock issued during period shares stock options exercised					47,183
Common stock shares outstanding					35,255,013		4,678,950
Reserve for common stock issuance		3,491,146
Percentage of common stock share outstanding					5.00%
Share-based compensation arrangement by share-based payment award, options, nonvested options forfeited, number of shares	1,129,630
Share-based compensation arrangement by share-based payment award, options, vested and expected to vest, outstanding, weighted average remaining contractual term	3 years				7 years 5 months 26 days
Aggregate number of trading days for determining the share price					20 days
Number of consecutive trading days for determining the share price					30 days
Share-based compensation arrangement by share-based payment award, award vesting period					3 years
Common stock par or stated value per share					$ 0.0001		$ 0.0001	$ 0.0001
Percentage of fair market value per share					85.00%
Shares available for future grants					900,000	0
Unvested shares					0
Minimum [Member]
Percentage of fair market value per share					85.00%
Common Stock [Member]
Stock issued during period shares stock options exercised		47,183	2,742	2,999
Option to purchase an common stock share					3,016,409
Exchange ratio					0.9141%
Share price					$ 18
Aggregate number of trading days for determining the share price					20 days
Number of consecutive trading days for determining the share price					30 days
Common Stock [Member] | Maximum [Member]
Share price	$ 12
Zapata Computing, Inc. [Member]
Weighted-average grant-date fair value of awards granted							$ 1.86	$ 2.82
Total unrecognized compensation cost related to unvested stock options							$ 1,341
Unrecognized compensation remaining weighted average period							1 year 8 months 26 days
Stock issued during period shares stock options exercised							20,766
Common stock shares outstanding							4,678,950	4,658,184
Share-based compensation arrangement by share-based payment award, options, vested and expected to vest, outstanding, weighted average remaining contractual term							6 years 11 months 23 days
Share price							$ 3.71	$ 5.75
Common stock par or stated value per share							$ 0.0001	$ 0.0001	$ 0.0001
Shares available for future grants							620,675
Zapata Computing, Inc. [Member] | Common Stock [Member]
Stock issued during period shares stock options exercised							20,766	188,699
Inducement Awards [Member]
Stock options exercisable					900,000
2018 Plan [Member]
Common stock shares outstanding							197,598
2018 Plan [Member] | Common Stock [Member]
Stock issued during period shares stock options exercised							4,058,126
2018 Plan [Member] | Zapata Computing, Inc. [Member]
Common stock shares outstanding							197,598	155,649
2018 Plan [Member] | Zapata Computing, Inc. [Member] | Common Stock [Member]
Stock issued during period shares stock options exercised							4,058,126	4,058,126
2024 Espp [Member]
Percentage of common stock share outstanding					1.00%
Stock issued during period, shares, employee stock purchase plans					581,858
Common stock par or stated value per share					$ 25